Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Operations by Segment
The following table presents Corebridge’s operations by segment:

(in millions)	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Corporate & Other	Eliminations	Total Corebridge	Adjustments	Total Consolidated
Year Ended December 31, 2022
Premiums	$235	$19	$1,864	$2,913	$82	$—	$5,113	$(22)	$5,091
Policy fees	741	415	1,564	194	—	—	2,914	—	2,914
Net investment income(a)	3,888	2,000	1,389	1,049	473	(41)	8,758	818	9,576
Net realized gains (losses)(a)(b)	—	—	—	—	170	—	170	5,921	6,091
Advisory fee and other income	451	305	121	2	121	—	1,000	25	1,025
Total adjusted revenues	5,315	2,739	4,938	4,158	846	(41)	17,955	6,742	24,697
Policyholder benefits	285	35	3,010	3,404	—	—	6,734	(14)	6,720
Change in the fair value of market risk benefits, net	—	—	—	—	—	—	—	(958)	(958)
Interest credited to policyholder account balances	1,916	1,147	342	320	—	—	3,725	7	3,732
Amortization of deferred policy acquisition costs	523	80	410	7	—	—	1,020	—	1,020
Non-deferrable insurance commissions	351	123	72	20	2	—	568	—	568
Advisory fee expenses	141	124	1	—	—	—	266	—	266
General operating expenses	426	447	656	73	384	(2)	1,984	339	2,323
Interest expense	—	—	—	—	535	(51)	484	50	534
Net (gain) loss on divestitures	—	—	—	—	—	—	—	1	1
Total benefits and expenses	3,642	1,956	4,491	3,824	921	(53)	14,781	(575)	14,206
Noncontrolling interests	—	—	—	—	(320)	—	(320)
Adjusted pre-tax operating income (loss)	$1,673	$783	$447	$334	$(395)	$12	$2,854
Adjustments to:
Total revenue							6,742
Total expenses							(575)
Noncontrolling interests							320
Income before income tax (benefit)							$10,491		$10,491

Year Ended December 31, 2021
Premiums	$195	$22	$1,586	$3,774	$86	$—	$5,663	$(10)	$5,653
Policy fees	797	480	1,541	187	—	—	3,005	—	3,005
Net investment income(a)	4,334	2,413	1,621	1,155	443	(49)	9,917	1,755	11,672
Net realized gains (losses)(a)(b)	—	—	—	—	701	—	701	1,051	1,752
Advisory fee and other income	592	337	110	2	134	—	1,175	—	1,175
Total adjusted revenues	5,918	3,252	4,858	5,118	1,364	(49)	20,461	2,796	23,257
Policyholder benefits	317	31	2,842	4,183	—	—	7,373	14	7,387
Change in the fair value of market risk benefits, net	—	—	—	—	—	—	—	(447)	(447)
Interest credited to policyholder account balances	1,793	1,159	354	274	—	—	3,580	(18)	3,562
Amortization of deferred policy acquisition costs	451	78	416	6	—	—	951	—	951
Non-deferrable insurance commissions	396	122	80	22	3	—	623	—	623
Advisory fee expenses	189	133	—	—	—	—	322	—	322
General operating expenses	437	445	682	77	375	—	2,016	88	2,104
Interest expense	46	35	25	9	286	(47)	354	35	389
Loss on extinguishment of debt	—	—	—	—	—	—	—	219	219
Net (gain) loss on divestitures	—	—	—	—	—	—	—	(3,081)	(3,081)
Net (gain) loss on Fortitude Re transactions	—	—	—	—	—	—	—	(26)	(26)
Total benefits and expenses	3,629	2,003	4,399	4,571	664	(47)	15,219	(3,216)	12,003
Noncontrolling interests	—	—	—	—	(861)	—	(861)
Adjusted pre-tax operating income (loss)	$2,289	$1,249	$459	$547	$(161)	$(2)	$4,381
Adjustments to:
Total revenue							2,796
Total expenses							(3,216)
Noncontrolling interests							861
Income before income tax (benefit)							$11,254		$11,254

(in millions)	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Corporate & Other	Eliminations	Total Corebridge	Adjustments	Total Consolidated
Year Ended December 31, 2020
Premiums	$151	$19	$1,526	$2,564	$74	$—	$4,334	$7	$4,341
Policy fees	861	443	1,384	186	—	—	2,874	—	2,874
Net investment income(a)	4,105	2,213	1,532	931	346	(43)	9,084	1,432	10,516
Net realized gains (losses)(a)(b)	—	—	—	—	54	—	54	(3,795)	(3,741)
Advisory fee and other income	571	272	94	1	122	—	1,060	12	1,072
Total adjusted revenues	5,688	2,947	4,536	3,682	596	(43)	17,406	(2,344)	15,062
Policyholder benefits	411	74	3,219	2,886	—	—	6,590	12	6,602
Interest credited to policyholder account balances	1,751	1,125	373	303	—	—	3,552	(24)	3,528
Amortization of deferred policy acquisition costs	556	15	25	5	—	—	601	(58)	543
Non-deferrable insurance commissions	334	117	119	31	3	—	604	—	604
Advisory fee expenses	205	111	—	—	—	—	316	—	316
General operating expenses	427	488	624	79	309	(7)	1,920	107	2,027
Interest expense	62	42	30	11	324	(34)	435	55	490
Loss on extinguishment of debt	—	—	—	—	—	—	—	10	10
Net (gain) loss on Fortitude Re transactions	—	—	—	—	—	—	—	91	91
Total benefits and expenses	3,746	1,972	4,390	3,315	636	(41)	14,018	193	14,211
Noncontrolling interests	—	—	—	—	(194)	—	(194)
Adjusted pre-tax operating income (loss)	$1,942	$975	$146	$367	$(234)	$(2)	$3,194
Adjustments to:
Total revenue							(2,344)
Total expenses							193
Noncontrolling interests							194
Income before income tax (benefit)							$851		$851
(a) Adjustments include Fortitude Re activity of and $6,841 million, $2,012 million and $(1,549) million for the years ended December 31, 2022 ,2021 and 2020, respectively.
(b) Net realized gains (losses) includes the gains (losses) related to the disposition of real estate investments.

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
Corebridge does not report total assets by segment, as we do not use this metric to allocate resources or evaluate segment performance.
The following table presents Corebridge’s consolidated total revenues and real estate and other fixed assets, net of accumulated depreciation, by major geographic area:

	Total Revenues*			Real Estate and Other Fixed Assets, Net of Accumulated Depreciation
(in millions)	2022	2021	2020	2022	2021	2020
North America	$24,160	$22,733	$14,642	$404	$286	$364
International	537	524	420	36	37	39
Consolidated	$24,697	$23,257	$15,062	$440	$323	$403
*    Revenues are generally reported according to the geographic location of the legal entity. International revenues consist of revenues from Laya and AIG Life (United Kingdom).